DIGITAL ASSETS Q - Additional Detail Related to the Digital Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 2,673,500	$ 1,997,400
Digital intangible assets, current	3,785,085	2,547,581
Digital financial assets	322,949	359,665
Digital intangible assets, non-current	56,500	20,979
Crypto Asset, Fair Value And Cost	4,164,534	2,928,225
Collateral posted with counterparties, digital asset and fiat borrowings	382,600	53,700
Digital assets associated with decentralized finance protocols, support borrowings	$ 115,000	$ 124,900
Debt instrument covenant loan to value ratio	80.00%	95.00%
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 1,287,500	$ 1,480,900
Digital intangible assets, current	1,413,619	1,544,377
Digital financial assets	101,551	353,459
Digital intangible assets, non-current	55,635	75
Digital intangible assets	1,469,254	1,544,452
Digital financial assets	101,551	353,459
Crypto Asset, Fair Value And Cost	1,570,805	1,897,911
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	850,900	451,400
Digital intangible assets, current	1,002,275	523,002
Digital financial assets	45,855	1,392
Digital intangible assets, non-current	865	20,904
Digital intangible assets	1,003,140	543,906
Digital financial assets	45,855	1,392
Crypto Asset, Fair Value And Cost	1,048,995	545,298
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	536,773	85,874
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	536,773	85,874
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	832,418	394,328
Digital financial assets	175,543	4,814
Digital intangible assets, non-current	0	0
Crypto Asset, Fair Value And Cost	$ 1,007,961	$ 399,142